Label	Element	Value
Direxion Daily 7-10 Year Treasury Bear 3X ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(300.00%)
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.625%, 2035-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.80%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.375%, 2034-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.70%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.250%, 2034-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.250% 2035-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.250% 2035-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.50%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.000% 2033-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.40%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.000% 2036-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.40%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.000%, 2034-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.40%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 4.500%, 2033-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.40%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | 3.875%, 2034-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.30%
Direxion Daily 7-10 Year Treasury Bear 3X ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(300.00%)